Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
Increase (decrease) in tax expense related to income from continuing operations	$ 87,000,000		$ 92
Income from continuing operations before income taxes increase (decrease) from prior year	291,000,000	(120,000,000)
Tax benefit related to the release of tax contingencies and audit settlements	15		90
Cash payments for income taxes	12,000,000	26,000,000	36,000,000
Net operating loss carryforwards	51,000,000
Tax benefit likeliness threshold	50.00%
Unrecognized tax benefits that would affect effective tax rate	65,000,000
Unrecognized tax benefits range of potential decrease in twelve months, lower limit	5,000,000
Unrecognized tax benefits range of potential decrease in twelve months, upper limit	30,000,000
Interest and penalties for unrecognized tax (benefits) expense	1,000,000	3,000,000	(2,000,000)
Accrued interest and penalties for unrecognized tax benefits	8,000,000	10,000,000	21,000,000
Segment, Continuing Operations
Income Taxes [Line Items]
Increase (decrease) in tax expense related to income from continuing operations		$ (42,000,000)